John H. Lively

The Law Offices of John H. Lively & Associates, Inc .

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Phone: 913.660.0778    Fax: 913.660.9157

john.lively@1940actlawgroup.com

July 5, 2017

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 2054

RE: Proxy Statement on Schedule 14A for Valued Advisers Trust (the “Trust”)(File Nos. 333-151672 and 811-22208)

Ladies and Gentlemen:

Enclosed herewith for filing by the Trust, on behalf of its series Green Owl Intrinsic Value Fund (the “Fund”), please find a preliminary proxy statement that is being filed pursuant to Section 14(a) of the Securities Exchange Act of 1934. The Trust is filing the proxy statement to solicit shareholder vote on an advisory agreement with respect to the Fund between Kovitz Investment Group Partners, LLC and the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively